Convertible Related Party Liabilities and SoftBank Debt Financing - Additional Information (Detail)			1 Months Ended						3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Oct. 30, 2019 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Apr. 30, 2020 shares	Jul. 31, 2019 USD ($) shares	Apr. 30, 2019 USD ($) shares	Jan. 31, 2019 USD ($) $ / shares	Aug. 31, 2018 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	May 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Aug. 31, 2020 USD ($)	Dec. 27, 2019 USD ($)	Oct. 31, 2019 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Debt instrument face value																		$ 800,000,000
Line of credit facility, maximum borrowing capacity																	$ 100,000,000.0
Debt instrument unused borrowing capacity																	$ 0
Proceeds from unsecured debt	$ 2,200,000,000													$ 1,200,000,000
Interest rate upon closing	11.69%								11.69%			11.69%
Class of warrants or rights outstanding | shares														255,941
Reimbursement due to the lender	$ 14,500								$ 14,500			$ 14,500
Transaction costs unamortized	20,000.0								20,000.0			20,000.0
Amortization of transaction costs									1,100	$ 1,100	$ 15,000,000.0	2,200	$ 1,500
Write off of deferred debt issuance cost												5,000,000.0
Cumulative costs allocated to temporary equity	15,000,000.0								15,000,000.0			15,000,000.0
Debt interest effective interest rate percentage											10.00%				10.00%
Proceeds from issuance of debt												$ 349,011,000	32,445,000	$ 34,309,000	$ 662,395,000	$ 768,795,000
SoftBank Senior Unsecured Notes [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Debt instrument face value														200,000,000.0
Maximum [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Long term debt term																	6 months
Debt instrument, interest rate, stated percentage											2.60%				2.60%
Minimum [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Long term debt term																	1 month
Financing costs paid or payable to third parties amortization period												3 years
Debt instrument, interest rate, stated percentage											1.70%				1.70%
Amended and Restated Senior Secured Notes [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Long-term debt, gross			$ 550,000,000.0
Debt instrument, interest rate, stated percentage			7.50%
Debt instrument redeemed, repurchased or otherwise repaid and canceled Price percentage			101
Proceeds from issuance of debt			$ 50,000,000.0
Softbank Group [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Reimbursable to the lender debt costs gross	50,000.0								50,000.0			$ 50,000.0		50,000,000.0
Reimbursable to the lender for transaction costs												35,500		35,500,000
Reimbursement due to the lender														14,500,000
Transaction costs unamortized														20,000,000.0
Amortization of transaction costs											$ 15,000,000.0
Write off of deferred debt issuance cost														5,000,000.0
Cumulative costs allocated to temporary equity														15,000,000.0
Financing costs paid or payable to third parties unamortized	4,600,000								4,600,000		5,200,000	$ 4,600,000		$ 5,400,000	$ 5,200,000
Softbank Group [Member] | Maximum [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Financing costs paid or payable to third parties amortization period												5 years		5 years
Softbank Group [Member] | Minimum [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Financing costs paid or payable to third parties amortization period														3 years
Softbank Group [Member] | Interest Expense [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Amortization of transaction costs														$ 3,700,000
Amortization of financing costs paid or payable to third parties									600,000	600,000		$ 1,200,000	900,000	2,100,000
Softbank Group [Member] | Senior Secured Debt [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Debt instrument face value																					$ 1,100,000,000
Softbank Group [Member] | Senior Secured Debt [Member] | Selling, General and Administrative Expenses [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Amortization of deferred financing costs														$ 5,900,000
Softbank Group [Member] | New Senior Secured Note Purchase Agreement [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Line of credit facility, maximum borrowing capacity	$ 1,100,000,000								$ 1,100,000,000			$ 1,100,000,000
Softbank Group [Member] | 5% Senior Unsecured Debt [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Debt instrument face value																					$ 2,200,000,000
Long term debt fixed rate of interest percentage	5.00%								5.00%			5.00%		5.00%							5.00%
Softbank Group [Member] | 5% Senior Unsecured Debt [Member] | SoftBank Senior Unsecured Notes [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Liquidity amount to be maintained at any point of time										2,200,000,000			2,200,000,000
Softbank Group [Member] | 5% Senior Unsecured Debt [Member] | Senior Unsecured Note Purchase Agreement [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Line of credit facility, maximum borrowing capacity	$ 2,200,000,000								$ 2,200,000,000		2,200,000,000	$ 2,200,000,000			2,200,000,000					$ 2,200,000,000
Liquidity amount to be maintained at any point of time	750,000,000.0								750,000,000.0	750,000,000.0	750,000,000.0	750,000,000.0	750,000,000.0		750,000,000.0
Unsecured debt outstanding											0				0
Draw notices issued	2,200,000,000								2,200,000,000			2,200,000,000		$ 1,200,000,000
Interest rate upon closing														11.69%
Softbank Group [Member] | 5% Senior Unsecured Debt [Member] | Senior Unsecured Note Purchase Agreement [Member] | Other Assets [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Amortization of deferred financing costs									26,600,000	26,600,000		53,200,000	26,600,000	$ 79,900,000
Debt issuance costs unamortized	568,900,000								568,900,000			568,900,000		$ 568,900,000
Softbank Group [Member] | 5% Senior Unsecured Debt [Member] | Senior Unsecured Note Purchase Agreement [Member] | Maximum [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Debt instrument unused borrowing capacity										250,000,000.0	250,000,000.0		250,000,000.0		250,000,000.0
Softbank Group [Member] | Line of Credit [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Debt issuance costs unamortized											$ 284,400,000				$ 284,400,000
Long term debt date of maturity														Feb. 10, 2023
Softbank Group [Member] | Line of Credit [Member] | Interest Expense [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Amortization of deferred financing costs									23,700,000	23,700,000		47,400,000	36,800,000	$ 84,100,000
Softbank Group [Member] | Series H Three or H Four Redeemable Convertible Preferred Stock [Member] | 5% Senior Unsecured Debt [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Class of warrant or right, exercise price | $ / shares											$ 0.01				$ 0.01						$ 0.01
Class of warrant or right, number of securities called by warrants or rights | shares											86,591,946				86,591,946						86,591,946
Line of credit facility, maximum borrowing capacity	38,600,000								38,600,000			38,600,000
Class of warrants or rights number of shares covered by the warrants or rights | shares											86,591,946				86,591,946						86,591,946
Class of warrants or rights exercise price per unit | $ / shares											$ 0.01				$ 0.01						$ 0.01
Softbank Group [Member] | Series H Three or H Four Redeemable Convertible Preferred Stock [Member] | Line of Credit [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Class of warrant or right, exercise price | $ / shares											0.01				0.01						$ 0.01
Class of warrant or right, number of securities called by warrants or rights | shares																					43,295,973
Line of credit facility, maximum borrowing capacity																					$ 1,750,000,000
Class of warrants or rights number of shares covered by the warrants or rights | shares																					43,295,973
Class of warrants or rights exercise price per unit | $ / shares											$ 0.01				$ 0.01						$ 0.01
WW CO Obligor Inc [Member] | New Senior Secured Note Purchase Agreement [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Long term debt fixed rate of interest percentage																			12.50%
Line of credit facility, maximum borrowing capacity														$ 1,100,000,000					$ 1,100,000,000
Long term debt term																			4 years
WW CO Obligor Inc [Member] | New Senior Secured Note Purchase Agreement [Member] | Minimum [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Line of credit facility, maximum borrowing capacity																			$ 50,000,000.0
SBWW [Member] | Early Exercise Provision [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Temporary equity stock shares issued during the period shares | shares					22,727,273
Temporary equity stock issued during the period value					$ 1,974,500
Temporary equity stock issuance costs					16,500
SBWW [Member] | Convertible Notes Payable [Member] | Principal Stockholder [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Long term debt fixed rate of interest percentage														2.80%
Long term debt date of maturity														Feb. 12, 2024
Proceeds from convertible debt								$ 1,000,000,000.0
Long term debt date of commencement of interest payment														Sep. 01, 2019
Adjustment to additional paid in capital change in fair value of convertible note															$ 236,400,000
Convertible debt original issue discount								170,000,000.0			$ 286,800,000				286,800,000	170,000,000.0
Convertible debt incremental increase in original issue discount															116,900,000
Embedded derivative liability fair value								$ 178,800,000								25,300,000						$ 0
Debt conversion converted instrument amount					$ 1,000,000,000.0
Debt instrument converted number of shares issued | shares					9,090,909
Redeemable non controlling interest equity preferred carrying amount					$ 723,000,000.0
Convertible debt imputed interest															36,400,000
Gain loss due to fair value reduction of embedded derivative liability															1,700,000	22,400,000
Gain loss due to fair value reduction of embedded derivative redemption liability															25,300,000	97,600,000
SBWW [Member] | Convertible Notes Payable [Member] | Principal Stockholder [Member] | Amendment of Terms of the Convertible Note [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Adjustment to additional paid in capital convertible note															119,500,000
SBWW [Member] | Convertible Notes Payable [Member] | Principal Stockholder [Member] | Forecast [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Proceeds from redeemable convertible preferred stock														$ 2,000,000,000.0
Amended 2018 Warrants [Member] | Other Assets [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Fair Value Adjustment of Warrants															219,700,000
Amended 2018 Warrants [Member] | SBWW Holdings Limited [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Cash receivable for the warrants issue							$ 1,500,000,000
Class of warrants or rights maturity							Apr. 03, 2020
Class of warrant or right, exercise price | $ / shares		$ 11.60					$ 110.00
Cost basis of related party financial instrument included in additional paid in capital prior to draw							$ 219,700,000
Proceeds from Issuance of Warrants		$ 1,500,000
Cumulative cash received from warrant issuances											1,500,000,000				1,500,000,000
Financial liabilities at fair value											1,300,000,000				1,300,000,000
Fair Value Adjustment of Warrants													386,600,000	386,600,000
Class of warrants or rights exercise price per unit | $ / shares		$ 11.60					$ 110.00
Amended 2018 Warrants [Member] | SBWW Holdings Limited [Member] | Maximum [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Class of warrant or right, exercise price | $ / shares		11.60
Class of warrants or rights exercise price per unit | $ / shares		$ 11.60
Amended 2018 Warrants [Member] | SBWW Holdings Limited [Member] | Minimum [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Class of warrant or right, exercise price | $ / shares																					110.00
Class of warrants or rights exercise price per unit | $ / shares																					$ 110.00
Amended 2018 Warrants [Member] | SBWW Holdings Limited [Member] | Series H One Redeemable Convertible Preferred Stock [Member] | Tranche One [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Temporary equity stock shares issued during the period shares | shares		17,241,379		112,068,966		112,068,966
Redeemable non controlling interest equity preferred gross amount											200,000,000.0				200,000,000.0
Redeemable non controlling interest equity preferred gross issuance costs											38,600,000				38,600,000
Redeemable Noncontrolling Interest, Equity, Preferred, Fair Value										911,100,000			911,100,000	911,100,000
Amended 2018 Warrants [Member] | SBWW [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Proceeds from Issuance of Warrants						$ 1,000,000,000.0	$ 1,500,000,000
Adjustment to additional paid in capital exercise warrants value																$ 69,000,000.0
Derecognition of equity asset															68,800,000
Gain loss due to change in fair value of related party instrument															456,600,000
Unsecured Notes Warrant [Member] | Softbank Group [Member] | 5% Senior Unsecured Debt [Member] | Senior Unsecured Note Purchase Agreement [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Financial liabilities at fair value														279,300
Unsecured Notes Warrant [Member] | Softbank Group [Member] | 5% Senior Unsecured Debt [Member] | Senior Unsecured Note Purchase Agreement [Member] | Fair Value, Inputs, Level 3 [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Financial liabilities at fair value											568,900,000			279,300,000	568,900,000
Fair Value Adjustment of Warrants									900,000	2,800,000		54,800,000	270,500,000	$ 288,700,000
Penny Warrants [Member] | Softbank Group [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Class of warrants or rights maturity														Dec. 27, 2020
Class of warrants or rights date from which they are excercisable														Apr. 01, 2020
Penny Warrants [Member] | Softbank Group [Member] | Series H Three or H Four Redeemable Convertible Preferred Stock [Member] | Line of Credit [Member] | Fair Value, Inputs, Level 3 [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Financial liabilities at fair value	19,300,000								19,300,000		284,400,000	19,300,000		$ 139,600,000	284,400,000
Fair Value Adjustment of Warrants									400,000	$ 1,400,000		27,400,000	$ 135,200,000	144,300,000
Penny Warrants and Soft Bank Senior Unsecured Notes Warrant [Member] | Softbank Group [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Financial liabilities at fair value	$ 57,900,000								$ 57,900,000		$ 853,300,000	$ 57,900,000		$ 418,900,000	$ 853,300,000
Class of warrants or rights outstanding | shares														6,121,239
2020 LC Facility Warrant [Member] | Softbank Group [Member] | Series H Three or H Four Redeemable Convertible Preferred Stock [Member] | Line of Credit [Member] | Fair Value, Inputs, Level 3 [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Class of warrant or rights number of shares issued | shares										0			0
2020 LC Facility Warrant [Member] | Softbank Group [Member] | Series H Four Redeemable Convertible Preferred Stock [Member] | Line of Credit [Member] | Fair Value, Inputs, Level 3 [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Class of warrant or rights number of shares issued | shares									0			0
2020 LC Facility Warrant [Member] | Softbank Group [Member] | Series H Three Redeemable Convertible Preferred Stock [Member] | Line of Credit [Member] | Fair Value, Inputs, Level 3 [Member]
Convertible Related Party Liabilities And Softbank Debt Financing [Line Items]
Proceeds from Issuance of Warrants									$ 0			$ 400,000
Class of warrant or rights number of shares issued | shares									0			43,295,973